Net Loss Per Share - Schedule of Reconciliation of Basic and Diluted Net Loss Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted average common shares					2,307,668	1,956,933	1,608,952
Weighted average pre-funded warrants					1,063,563	672,851	525,917
Total basic weighed average shares	4,293,812	3,767,918	3,961,546	3,222,987	3,371,231	2,629,784	2,134,869
Total diluted weighed average shares	4,293,812	3,767,918	3,961,546	3,222,987	3,371,231	2,629,784	2,134,869